Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class A | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	23.90%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
Class A | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
Class A | India
Holdings [Line Items]
Percent of Total Investments	5.10%
Class A | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Class A | Germany
Holdings [Line Items]
Percent of Total Investments	4.20%
Class A | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Colombia
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Ecuador
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A | Romania
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | Kenya
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | Panama
Holdings [Line Items]
Percent of Total Investments	1.40%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Egypt
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A1 | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class A1 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A1 | United States
Holdings [Line Items]
Percent of Total Investments	23.90%
Class A1 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
Class A1 | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
Class A1 | India
Holdings [Line Items]
Percent of Total Investments	5.10%
Class A1 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Class A1 | Germany
Holdings [Line Items]
Percent of Total Investments	4.20%
Class A1 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A1 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A1 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A1 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A1 | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A1 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A1 | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A1 | Colombia
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A1 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A1 | Ecuador
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A1 | Romania
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A1 | Kenya
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A1 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A1 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A1 | Panama
Holdings [Line Items]
Percent of Total Investments	1.40%
Class A1 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A1 | Egypt
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class C | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	23.90%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
Class C | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
Class C | India
Holdings [Line Items]
Percent of Total Investments	5.10%
Class C | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Class C | Germany
Holdings [Line Items]
Percent of Total Investments	4.20%
Class C | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Colombia
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Ecuador
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C | Romania
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Kenya
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Panama
Holdings [Line Items]
Percent of Total Investments	1.40%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Egypt
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C1 | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class C1 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C1 | United States
Holdings [Line Items]
Percent of Total Investments	23.90%
Class C1 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
Class C1 | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
Class C1 | India
Holdings [Line Items]
Percent of Total Investments	5.10%
Class C1 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Class C1 | Germany
Holdings [Line Items]
Percent of Total Investments	4.20%
Class C1 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C1 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C1 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C1 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C1 | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C1 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C1 | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C1 | Colombia
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C1 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C1 | Ecuador
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C1 | Romania
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C1 | Kenya
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C1 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C1 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C1 | Panama
Holdings [Line Items]
Percent of Total Investments	1.40%
Class C1 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C1 | Egypt
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class R | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class R | United States
Holdings [Line Items]
Percent of Total Investments	23.90%
Class R | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
Class R | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
Class R | India
Holdings [Line Items]
Percent of Total Investments	5.10%
Class R | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R | Germany
Holdings [Line Items]
Percent of Total Investments	4.20%
Class R | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
Class R | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
Class R | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	2.90%
Class R | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Class R | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R | Colombia
Holdings [Line Items]
Percent of Total Investments	1.90%
Class R | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R | Ecuador
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R | Romania
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R | Kenya
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R | Panama
Holdings [Line Items]
Percent of Total Investments	1.40%
Class R | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R | Egypt
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class R6 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class R6 | United States
Holdings [Line Items]
Percent of Total Investments	23.90%
Class R6 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
Class R6 | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
Class R6 | India
Holdings [Line Items]
Percent of Total Investments	5.10%
Class R6 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R6 | Germany
Holdings [Line Items]
Percent of Total Investments	4.20%
Class R6 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
Class R6 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R6 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
Class R6 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	2.90%
Class R6 | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Class R6 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R6 | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R6 | Colombia
Holdings [Line Items]
Percent of Total Investments	1.90%
Class R6 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R6 | Ecuador
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R6 | Romania
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R6 | Kenya
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R6 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R6 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R6 | Panama
Holdings [Line Items]
Percent of Total Investments	1.40%
Class R6 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R6 | Egypt
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Advisor Class | United States
Holdings [Line Items]
Percent of Total Investments	23.90%
Advisor Class | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
Advisor Class | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
Advisor Class | India
Holdings [Line Items]
Percent of Total Investments	5.10%
Advisor Class | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Advisor Class | Germany
Holdings [Line Items]
Percent of Total Investments	4.20%
Advisor Class | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
Advisor Class | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
Advisor Class | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
Advisor Class | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	2.90%
Advisor Class | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Advisor Class | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
Advisor Class | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.20%
Advisor Class | Colombia
Holdings [Line Items]
Percent of Total Investments	1.90%
Advisor Class | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.70%
Advisor Class | Ecuador
Holdings [Line Items]
Percent of Total Investments	1.60%
Advisor Class | Romania
Holdings [Line Items]
Percent of Total Investments	1.50%
Advisor Class | Kenya
Holdings [Line Items]
Percent of Total Investments	1.50%
Advisor Class | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.50%
Advisor Class | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	1.50%
Advisor Class | Panama
Holdings [Line Items]
Percent of Total Investments	1.40%
Advisor Class | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
Advisor Class | Egypt
Holdings [Line Items]
Percent of Total Investments	1.00%